Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentration and Risks
Schedule of concentration of customers and suppliers

	Year Ended December 31,
	2023	2024
	RMB	RMB
Company A[1]	12.70%	*
Company B[1]	18.68%	*

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Company C[1]	53.54%	44.79%	36.66%
Company D[1]	*	*	21.76%
Company E	13.14%	*	*

*Less than 10% of the Group total amount

[1]:Related parties of the Group

Schedule of cash and cash equivalents and restricted cash

	As of December 31,
	2023	2024
EUR	16,609	35,000
SEK	95,676	382,492
US$	44,050	131,148
THB	—	422,844
AUD	—	8,722